Loans and Allowance for Credit Losses - Schedule of Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of loans
Total gross loans	$ 483,236
Total gross loans		$ 460,875
Less allowance for credit losses	(3,918)
Less allowance for credit losses		(2,052)	$ (3,673)
Total loans	479,318
Total loans		458,823
Commercial and Industrial
Categories of loans
Total gross loans	91,294
Total gross loans		90,548
Less allowance for credit losses	(573)
Less allowance for credit losses		(215)	(1,046)
Commercial Real Estate
Categories of loans
Total gross loans	291,859
Total gross loans		270,312
Less allowance for credit losses	(1,408)
Less allowance for credit losses		(815)	(1,235)
Residential real estate
Categories of loans
Total gross loans	93,364
Total gross loans		94,012
Less allowance for credit losses	(1,843)
Less allowance for credit losses		(816)	$ (1,121)
Consumer loans
Categories of loans
Total gross loans	6,719
Total gross loans		6,003
Less allowance for credit losses	$ (94)
Less allowance for credit losses		$ (206)